Interim Consolidated Statements of Changes in Shareholders' Equity (Deficit) (Unaudited) $ in Thousands, $ in Thousands		Common Stock [Member] USD ($) shares		Common Stock [Member] SGD ($) shares		Additional Paid-in Capital [Member] USD ($)	Additional Paid-in Capital [Member] SGD ($)	Retained Earnings [Member] USD ($)	Retained Earnings [Member] SGD ($)	Forex Reserve [Member] USD ($)	Forex Reserve [Member] SGD ($)	USD ($) shares	SGD ($) shares
Balance at Dec. 31, 2024 | $					[1]		$ 11		$ 4				$ 15
Balance, shares at Dec. 31, 2024	[2]	33,334		33,334
Share issued during the year | $							2,126						2,126
Share issued during the year, shares	[2]	4,444		4,444
Net loss | $									(1,365)				(1,365)
Foreign currency translation | $											(7)		(7)
Balance at Dec. 31, 2025			[1]		[1]	$ 1,664	2,137	$ (1,060)	(1,361)	$ (6)	(7)	$ 598	769
Balance, shares at Dec. 31, 2025	[2]	37,778		37,778
Share issued during the year						4,141	5,377					4,141	5,377
Share issued during the year, shares	[2]	1,280,964		1,280,964
Net loss								(2,615)	(3,385)			(2,615)	(3,385)
Foreign currency translation								8		4	5	12	5
Balance at Jun. 30, 2026			[1]		[1]	$ 5,805	$ 7,514	$ (3,667)	$ (4,746)	$ (2)	$ (2)	$ 2,136	$ 2,766
Balance, shares at Jun. 30, 2026		1,318,742	[2]	1,318,742	[2]							37,777.78	37,777.78

[1]	Below S$1,000/US$1,000
[2]	Retrospectively presented for the effect of (i) the issuance of 1 ordinary share on February 15, 2024 in preparation of the Company’s initial public offering, (ii) the 1:200 share subdivision and 5,000,000 share surrender approved on October 2, 2024, (iii) the 15 for 1 reverse share split effected on February 12, 2026, and (iv) the 30 for 1 reverse share split effected on May 4, 2026.